Principal Funds, Inc.

Supplement dated March 13, 2015
to the Statutory Prospectus dated March 1, 2015

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Fund Summary for High Yield Fund I
Effective on December 31, 2015, delete the reference to Ann H. Benjamin from Neuberger Berman Fixed Income LLC in the list titled “Sub-Advisors and Portfolio Managers” under the “Management” heading.

MANAGEMENT OF THE FUNDS
Effective on December 31, 2015, delete the reference to Ann H. Benjamin from the Neuberger Berman Fixed Income LLC portfolio managers in “The Sub-Advisors” sub-section.

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